Expense Example {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® Income Fund - Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 38
3 years	118
5 years	206
10 years	$ 464